Note 3 - Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2020	132,863,067	(16,632,734)	116,230,333
Depreciation for the period	-	(3,386,726)	(3,386,726)
Capitalized expenses	92,477	-	92,477
Vessel held for sale	(10,752,242)	3,689,943	(7,062,299)
Balance, June 30, 2020	122,203,302	(16,329,517)	105,873,785